Borrowings (Details) - Schedule of Short Term Borrowings ¥ in Thousands, $ in Thousands		Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Short-term borrowings
Short-term borrowings		¥ 58,997	$ 8,407	¥ 56,949
Secured loan [Member]
Short-term borrowings
Short-term borrowings	[1]			2,853
WeBank Co., Ltd. 1 [Member]
Short-term borrowings
Short-term borrowings	[2]			853
WeBank Co., Ltd. 3 [Member]
Short-term borrowings
Short-term borrowings	[3]			245
WeBank Co., Ltd. 2 [Member]
Short-term borrowings
Short-term borrowings	[4]	427		428
China Resources Bank of Zhuhai Co., Ltd. Loan 3 [Member]
Short-term borrowings
Short-term borrowings	[5]	22,000		22,000
ICBC Loan 3 [Member]
Short-term borrowings
Short-term borrowings	[6]	6,000		8,000
Bank of Beijing Loan 1 [Member]
Short-term borrowings
Short-term borrowings	[7]	5,000		5,000
Bank of Beijing Loan 2 [Member]
Short-term borrowings
Short-term borrowings	[8]	5,000		5,000
China Resources SZITIC Trust Company Limited Loan 2 [Member]
Short-term borrowings
Short-term borrowings	[9]	5,000		5,000
Guangxi Beibu Gulf Bank Loan 1 [Member]
Short-term borrowings
Short-term borrowings	[10]	5,000		5,000
China Resources Bank of Zhuhai Co., Ltd. Loan 4 [Member]
Short-term borrowings
Short-term borrowings	[11]	1,570		1,570
Guangxi Beibu Gulf Bank Loan 2 [Member]
Short-term borrowings
Short-term borrowings	[12]	1,000		¥ 1,000
SH PuDong Development Bank [Member]
Short-term borrowings
Short-term borrowings	[13]	¥ 8,000

[1]	In November 2020, UTime SZ and TCL Commercial Factoring (Shenzhen) Company Limited (“TCL Factoring”) executed a factoring agreement, pursuant to which UTime SZ received a revolving credit facility and may submit unlimited number of loan applications, so long as, among other conditions, the balance of the loan does not exceed the credit line. The annual effective interest rate range is from 8.0% to 9.0%. TCL Factoring has the right of recourse to UTime SZ, and as a result, these transactions were recognized as secured borrowings. UTime SZ agreed to pledge to TCL Factoring its accounts receivable from TCL Mobile Communication Company Limited (“TCL Huizhou”). This credit facility was also guaranteed respectively by Mr. Bao and UTime GZ, each for an amount up to RMB20 million. UTime SZ agreed not to withdraw, utilize or dispose the accounts receivables paid to it by TCL Huizhou without the prior consent of TCL Factoring. As of March 31, 2024 and September 30, 2024, UTime SZ obtained loans under the factoring agreement at the total amount of RMB7.9 million and nil, respectively.
[2]	On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank Co., Ltd. (“WeBank”) according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1.99 million with a two-year term from May 19, 2022 to May 19, 2024, with an annual effective interest rate of 10.08%. The loan is guaranteed by Mr. Bao. As of March 31, 2024 and September 30, 2024, UTime SZ loans under the credit agreement was RMB0.8 million and nil, respectively.
[3]	On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1 million with a two-year term from May 19, 2022to May 19, 2024, with an annual effective interest rate of 10.08%. The loan is guaranteed by Mr. Bao. As of March 31, 2024 and September 30, 2024, UTime SZ loans under the credit agreement was RMB0.2 million and nil, respectively.
[4]	On May 18, 2022, UTime GZ entered into a credit line agreement with WeBank according to which WeBank agreed to provide UTime GZ with a credit facility of up to RMB3 million with a two-year term from May 18, 2022 to May 18, 2024, with an annual effective interest rate of 11.34%. The loan is guaranteed by Mr. Bao. As of March 31, 2024 and September 30, 2024, UTime GZ loans under the credit agreement was RMB0.4 million and RMB0.4 million, respectively.
[5]	On November 10, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 3.55%. The loan will be due in November 2024.
[6]	On December 11, 2023, UTime SZ entered into a loan agreement with ICBC, to borrow RMB8 million as working capital at an annual effective interest rate of 3.85%. The loan will be due in December 2024.
[7]	On On January 2, 2024, UTime SZ entered into a credit agreement with Bank of Beijing, according to which Bank of Beijing agreed to provide UTime SZ with a credit facility of up to RMB10 million with a three-year term from January 2, 2024 to January 2, 2027. On January 2, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB 5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse and will be due in January 2025.
[8]	On February 27, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse and will be due in February 2025.
[9]	On March 14, 2024, UTime SZ entered into a working capital loan agreement with China CITIC Bank, to borrow RMB5 million as working capital at an annual effective interest rate of 4.35%. The loan is guaranteed by Mr. Bao and will be due in March 2025.
[10]	On January 25, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB5 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan will be due in January 2025.
[11]	On November 16, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB1.57 million as working capital at an annual effective interest rate of 7.0%. The loan will be due in October 2024.
[12]	On January 26, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB1 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan will be due in January 2025.
[13]	On May 27, 2024, UTime SZ entered into a working capital loan agreement with Shanghai Pudong Development Bank to borrow RMB8 million as working capital at an annual effective interest rate of 4.32%. The loan will be due in May 2025.